PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6: PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2012	2011
Machinery and equipment	$97,383	$86,465
Leasehold improvements	93,664	-
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$159,967	$80,467

Depreciation expense for the years ended December 31, 2012 and 2011 was $25,082 and $3,920, respectively.